Cover	Aug. 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2023
Entity Registrant Name	Cano Health, Inc
Entity File Number	001-39289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Tax Identification Number	98-1524224
Entity Address, Postal Zip Code	33178
City Area Code	855
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001800682
Amendment Flag	false
Class A common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	CANO
Security Exchange Name	NYSE
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CANO/WS
Security Exchange Name	NYSE